AB Conservative Wealth Strategy

Portfolio of Investments

May 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 39.1%
Information Technology – 8.6%
Communications Equipment – 0.6%
Cisco Systems, Inc.	3,940	$204,998
F5 Networks, Inc.(a)	105	13,869
Finisar Corp.(a)	18,138	380,535
Juniper Networks, Inc.	4,147	102,058
Quantenna Communications, Inc.(a)	10,719	260,043
Telefonaktiebolaget LM Ericsson - Class B	2,756	26,517

		988,020

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	8,877	772,299
Hitachi Ltd.	1,100	37,040
IPG Photonics Corp.(a)	867	108,523

		917,862

IT Services – 3.2%
Accenture PLC - Class A	940	167,386
Akamai Technologies, Inc.(a)	1,605	120,953
Amadeus IT Group SA - Class A	1,830	139,592
Automatic Data Processing, Inc.	2,785	445,934
Booz Allen Hamilton Holding Corp.	4,574	288,939
Capgemini SE	1,165	130,240
CGI, Inc.(a)	814	59,333
Cognizant Technology Solutions Corp. - Class A	8,112	502,376
Fidelity National Information Services, Inc.	1,140	137,142
First Data Corp. - Class A(a)	14,371	365,311
Luxoft Holding, Inc.(a)	4,440	255,611
Mastercard, Inc. - Class A	5,362	1,348,489
Paychex, Inc.	3,260	279,675
Total System Services, Inc.	2,974	367,379
Visa, Inc. - Class A	4,512	727,921
Worldpay, Inc. - Class A(a)	3,214	390,951

		5,727,232

Semiconductors & Semiconductor Equipment – 0.8%
ASML Holding NV	490	92,245
Intel Corp.	7,010	308,720
Mellanox Technologies Ltd.(a)	300	32,934
NXP Semiconductors NV	1,560	137,530
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	5,520	211,692
Texas Instruments, Inc.	1,462	152,501
Versum Materials, Inc.	7,467	383,430

		1,319,052

Software – 3.0%
Cadence Design Systems, Inc.(a)	1,857	118,049
Check Point Software Technologies Ltd.(a)	2,440	269,083
Constellation Software, Inc./Canada	243	210,416
Fortinet, Inc.(a)	1,453	105,313
Intuit, Inc.	590	144,461
Microsoft Corp.	22,223	2,748,541
Nice Ltd.(a)	3,145	439,126

Company	Shares	U.S. $ Value
Oracle Corp.	8,604	$435,363
Oracle Corp./Japan	3,100	215,359
Red Hat, Inc.(a)	2,121	390,900
Symantec Corp.	5,456	102,191
Synopsys, Inc.(a)	1,070	124,591
Temenos AG(a)	230	40,017
VMware, Inc. - Class A	202	35,750

		5,379,160

Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.	3,477	608,718
Samsung Electronics Co., Ltd.	9,798	348,827

		957,545

		15,288,871

Financials – 5.7%
Banks – 2.1%
Banco do Brasil SA	1,900	25,106
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	16,866	24,733
Bank Leumi Le-Israel BM	19,010	127,372
Bank of America Corp.	279	7,421
Bank of China Ltd. - Class A	49,796	27,958
Bank of Communications Co., Ltd. - Class A	10,900	9,407
China CITIC Bank Corp., Ltd.(a)	33,000	27,605
China Everbright Bank Co., Ltd.	46,545	25,878
China Minsheng Banking Corp., Ltd.(a)	20,400	18,036
Chongqing Rural Commercial Bank Co., Ltd. - Class H	49,000	25,086
Citigroup, Inc.	4,275	265,691
Credicorp Ltd.	520	116,376
DBS Group Holdings Ltd.	26,800	474,373
DNB ASA	4,645	78,744
Fidelity Southern Corp.	6,763	190,514
Grupo Financiero Banorte SAB de CV - Class O	4,470	24,359
Hang Seng Bank Ltd.	5,400	135,551
Industrial Bank of Korea	1,753	20,379
JPMorgan Chase & Co.	1,566	165,933
Jyske Bank A/S	8,948	338,362
Mebuki Financial Group, Inc.	15,400	38,483
Royal Bank of Canada	2,680	201,416
SunTrust Banks, Inc.	4,341	260,503
TCF Financial Corp.	13,658	260,321
Toronto-Dominion Bank (The)	4,148	226,796
Wells Fargo & Co.	13,861	615,013
Westpac Banking Corp.	4,800	91,710

		3,823,126

Capital Markets – 1.8%
BinckBank NV	19,556	137,949
BlackRock, Inc. - Class A	350	145,446
Cboe Global Markets, Inc.	1,059	114,944
Charles Schwab Corp. (The)	22,090	919,165
China Cinda Asset Management Co., Ltd. - Class H	105,000	24,396
China Huarong Asset Management Co., Ltd.(b)	134,000	22,738
CME Group, Inc. - Class A	2,310	443,797

Company	Shares	U.S. $ Value
Daiwa Securities Group, Inc.	8,800	$38,279
Franklin Resources, Inc.	3,670	116,779
Intercontinental Exchange, Inc.	1,070	87,965
Julius Baer Group Ltd.(a)	11,505	453,508
Korea Investment Holdings Co., Ltd.	451	27,397
NH Investment & Securities Co., Ltd.	2,150	24,326
Partners Group Holding AG(c)	195	136,690
S&P Global, Inc.	945	202,117
Singapore Exchange Ltd.	56,000	301,181

		3,196,677

Consumer Finance – 0.1%
Ally Financial, Inc.	4,211	121,572

Diversified Financial Services – 0.4%
Berkshire Hathaway, Inc. - Class B(a)	2,456	484,864
Far East Horizon Ltd.	26,000	27,693
Investor AB - Class B	1,390	60,032
Pargesa Holding SA	1,235	91,338
Voya Financial, Inc.	1,491	75,937

		739,864

Insurance – 1.3%
Admiral Group PLC	3,280	85,367
Aegon NV	13,068	59,701
American Financial Group, Inc./OH	142	13,944
Athene Holding Ltd. - Class A(a)	2,724	110,731
Direct Line Insurance Group PLC	16,230	64,883
Everest Re Group Ltd.	1,056	261,529
Fidelity National Financial, Inc.	8,870	341,938
iA Financial Corp., Inc.(a)	1,460	54,788
Japan Post Holdings Co., Ltd.	4,200	46,515
Legal & General Group PLC	8,559	27,734
Lincoln National Corp.	1,174	69,794
Marsh & McLennan Cos., Inc.	767	73,325
MetLife, Inc.	1,263	58,363
NN Group NV	4,570	173,481
PICC Property & Casualty Co., Ltd. - Class H	26,000	28,128
Porto Seguro SA	1,900	25,663
Poste Italiane SpA(b)	6,601	63,985
Progressive Corp. (The)	1,936	153,486
Prudential Financial, Inc.	1,354	125,083
Sampo Oyj - Class A	1,740	75,233
Stewart Information Services Corp.	6,504	267,510
Swiss Re AG	1,350	128,088

		2,309,269

		10,190,508

Health Care – 5.7%
Biotechnology – 0.9%
AbbVie, Inc.	620	47,560
Amgen, Inc.	646	107,688
Celgene Corp.(a)	4,137	388,009
Gilead Sciences, Inc.	9,740	606,316
Spark Therapeutics, Inc.(a)	2,260	246,340
United Therapeutics Corp.(a)	670	56,260
Vertex Pharmaceuticals, Inc.(a)	506	84,087

		1,536,260

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	13,719	$1,044,427
Baxter International, Inc.	1,797	131,972
Koninklijke Philips NV	6,577	260,645
Medtronic PLC	1,887	174,698
ResMed, Inc.	309	35,263
Stryker Corp.	766	140,362
West Pharmaceutical Services, Inc.	2,637	302,200

		2,089,567

Health Care Providers & Services – 1.1%
Anthem, Inc.	3,391	942,630
Centene Corp.(a)	2,206	127,397
Henry Schein, Inc.(a)	4,194	270,345
Sinopharm Group Co., Ltd. - Class H	6,400	23,989
UnitedHealth Group, Inc.	835	201,903
WellCare Health Plans, Inc.(a)	1,406	388,323

		1,954,587

Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	1,533	102,788
IQVIA Holdings, Inc.(a)	6,164	837,379
Pacific Biosciences of California, Inc.(a)	28,170	188,739
Sartorius Stedim Biotech	515	71,350

		1,200,256

Pharmaceuticals – 1.8%
Astellas Pharma, Inc.	8,300	111,228
Bausch Health Cos., Inc.(a)	1,748	36,289
Bristol-Myers Squibb Co.	3,840	174,221
BTG PLC(a)	4,228	44,553
Eli Lilly & Co.	1,736	201,271
Johnson & Johnson	1,256	164,724
Merck & Co., Inc.	6,488	513,915
Novo Nordisk A/S - Class B	5,510	259,291
Pfizer, Inc.	5,265	218,603
Roche Holding AG	2,554	670,814
Sanofi	983	79,384
UCB SA	197	15,061
Zoetis, Inc.	8,091	817,595

		3,306,949

		10,087,619

Industrials – 4.7%
Aerospace & Defense – 0.9%
Arconic, Inc.	5,766	126,275
BAE Systems PLC	15,990	91,412
Boeing Co. (The)	242	82,670
Harris Corp.	950	177,830
KeyW Holding Corp. (The)(a)	23,121	260,111
L3 Technologies, Inc.	1,691	409,323
Leonardo SpA	6,160	68,147
Raytheon Co.	1,407	245,522
Spirit AeroSystems Holdings, Inc. - Class A	1,272	103,083

		1,564,373

Company	Shares	U.S. $ Value
Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	1,331	$105,987
Hyundai Glovis Co., Ltd.	226	30,823
Panalpina Welttransport Holding AG(a)	95	20,210
SG Holdings Co., Ltd.	4,700	126,935
ZTO Express Cayman, Inc. (ADR)	1,970	35,539

		319,494

Airlines – 0.1%
Qantas Airways Ltd.	35,423	136,208

Building Products – 0.4%
Allegion PLC	7,391	717,297
Lennox International, Inc.	92	24,298
LIXIL Group Corp.(c)	3,200	40,908

		782,503

Commercial Services & Supplies – 0.9%
Advanced Disposal Services, Inc.(a)	11,993	385,455
Copart, Inc.(a)	1,910	136,527
Republic Services, Inc. - Class A	1,640	138,727
Secom Co., Ltd.	6,200	529,111
Stericycle, Inc.(a) (c)	8,139	377,487
Toppan Printing Co., Ltd.	2,800	40,707

		1,608,014

Construction & Engineering – 0.0%
Obayashi Corp.	4,900	44,874

Electrical Equipment – 0.0%
Vestas Wind Systems A/S	820	66,757

Machinery – 0.9%
Cummins, Inc.	630	94,979
Dover Corp.	4,870	435,427
Global Brass & Copper Holdings, Inc.	5,971	260,515
Kone Oyj - Class B	956	52,087
Mitsubishi Heavy Industries Ltd.	1,200	52,463
PACCAR, Inc.	1,916	126,111
Stanley Black & Decker, Inc.	666	84,728
Volvo AB - Class B	4,230	59,056
WABCO Holdings, Inc.(a)	2,912	381,210
Weichai Power Co., Ltd. - Class H	19,000	28,897

		1,575,473

Professional Services – 1.1%
51job, Inc. (ADR)(a)	1,310	92,158
Experian PLC	5,310	160,018
RELX PLC	23,271	540,500
Robert Half International, Inc.	1,813	97,286
Thomson Reuters Corp.	940	59,741
Verisk Analytics, Inc. - Class A	5,247	734,580
Wolters Kluwer NV	3,010	209,987

		1,894,270

Company	Shares	U.S. $ Value
Road & Rail – 0.1%
ALD SA(b) (c)	7,094	$107,820
AMERCO	230	84,691
MTR Corp., Ltd.	5,000	30,557

		223,068

Transportation Infrastructure – 0.1%
Airports of Thailand PCL	13,000	26,187
Flughafen Zurich AG	619	104,346
International Container Terminal Services, Inc.	10,490	27,351
Westports Holdings Bhd	25,800	23,858
Zhejiang Expressway Co., Ltd. - Class H	26,000	27,151

		208,893

		8,423,927

Consumer Discretionary – 4.6%
Auto Components – 0.3%
Aptiv PLC	8,776	562,015

Automobiles – 0.0%
BAIC Motor Corp., Ltd.(b)	39,500	24,479

Diversified Consumer Services – 0.6%
H&R Block, Inc.(c)	2,181	57,251
Service Corp. International/US	18,423	808,217
Sotheby’s(a) (c)	5,032	169,629

		1,035,097

Hotels, Restaurants & Leisure – 0.9%
Aristocrat Leisure Ltd.	10,010	201,262
Choice Hotels International, Inc.	1,150	94,634
Compass Group PLC	12,318	278,693
Las Vegas Sands Corp.	4,884	268,620
McDonald’s Corp.	1,140	226,028
Starbucks Corp.	6,428	488,914

		1,558,151

Household Durables – 0.1%
Auto Trader Group PLC(b)	16,610	125,569
Garmin Ltd.	1,590	121,603

		247,172

Internet & Direct Marketing Retail – 1.1%
Amazon.com, Inc.(a)	173	307,087
Booking Holdings, Inc.(a)	382	632,676
eBay, Inc.	3,381	121,479
Liberty Expedia Holdings, Inc.(a)	9,289	382,986
Naspers Ltd. - Class N	2,250	507,266

		1,951,494

Company	Shares	U.S. $ Value
Media – 0.2%
Tribune Media Co. - Class A	8,422	$389,939

Multiline Retail – 0.2%
Dollar General Corp.	1,890	240,559
Next PLC	1,240	90,390

		330,949

Specialty Retail – 1.0%
AutoZone, Inc.(a)	220	225,964
Home Depot, Inc. (The)	916	173,903
Home Product Center PCL	58,300	31,133
Hotel Shilla Co., Ltd.	260	20,660
O’Reilly Automotive, Inc.(a)	355	131,836
Ross Stores, Inc.	3,290	305,937
TJX Cos., Inc. (The)	5,182	260,603
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,033	677,761

		1,827,797

Textiles, Apparel & Luxury Goods – 0.2%
adidas AG	500	142,739
Fila Korea Ltd.	90	5,893
Samsonite International SA(a) (b)	89,468	183,499

		332,131

		8,259,224

Communication Services – 3.4%
Diversified Telecommunication Services – 0.7%
HKT Trust & HKT Ltd. - Class SS	167,000	263,296
Inmarsat PLC	55,990	385,377
Nippon Telegraph & Telephone Corp.	6,200	277,395
Telenor ASA	938	19,305
TELUS Corp.	4,790	176,914
Verizon Communications, Inc.	2,342	127,288

		1,249,575

Entertainment – 0.2%
Daiichikosho Co., Ltd.	1,600	73,450
Live Nation Entertainment, Inc.(a)	1,930	117,383
Viacom, Inc. - Class B	4,447	129,096

		319,929

Interactive Media & Services – 1.4%
Alphabet, Inc. - Class A(a)	137	151,590
Alphabet, Inc. - Class C(a)	1,492	1,646,616
Autohome, Inc. (ADR)(a) (c)	822	70,610
Facebook, Inc. - Class A(a)	3,724	660,898

		2,529,714

Media – 0.3%
Comcast Corp. - Class A	11,997	491,877
Omnicom Group, Inc.	664	51,367

		543,244

Company	Shares	U.S. $ Value
Wireless Telecommunication Services – 0.8%
China Mobile Ltd.	22,000	$192,169
DiGi.Com Bhd	25,500	30,311
Globe Telecom, Inc.	690	28,705
KDDI Corp.	16,600	425,175
SoftBank Group Corp.	3,900	361,852
Sprint Corp.(a)	36,152	248,364
T-Mobile US, Inc.(a)	480	35,252

		1,321,828

		5,964,290

Consumer Staples – 2.0%
Beverages – 0.3%
Ambev SA	28,600	127,914
Coca-Cola European Partners PLC(a)	2,310	127,974
Heineken Holding NV	694	68,666
PepsiCo, Inc.	970	124,160

		448,714

Food & Staples Retailing – 0.5%
Casino Guichard Perrachon SA(c)	1,029	39,165
Empire Co., Ltd. - Class A	2,389	55,076
Koninklijke Ahold Delhaize NV	9,640	216,213
Kroger Co. (The)	5,090	116,103
Metro, Inc./CN	1,570	57,301
Sysco Corp.	1,890	130,070
Walmart, Inc.	2,680	271,859

		885,787

Food Products – 0.2%
Danone SA	2,056	164,232
Nestle Malaysia Bhd	700	24,546
Salmar ASA	4,070	185,924

		374,702

Household Products – 0.4%
Clorox Co. (The)	170	25,298
Procter & Gamble Co. (The)	4,020	413,698
Reckitt Benckiser Group PLC	2,462	197,611

		636,607

Personal Products – 0.3%
L’Oreal SA	802	215,161
LG Household & Health Care Ltd.	20	21,502
Unilever NV	1,500	90,290
Unilever PLC	4,534	276,600

		603,553

Tobacco – 0.3%
British American Tobacco PLC	5,529	192,054
Imperial Brands PLC	4,770	115,340
KT&G Corp.	290	24,590
Philip Morris International, Inc.	3,351	258,463

		590,447

		3,539,810

Company	Shares	U.S. $ Value
Energy – 1.3%
Oil, Gas & Consumable Fuels – 1.3%
Anadarko Petroleum Corp.	3,990	$280,776
Chevron Corp.	828	94,268
Encana Corp.	39,648	208,945
Exxon Mobil Corp.	635	44,939
Inpex Corp.	4,200	33,799
Kinder Morgan, Inc./DE	6,090	121,495
LUKOIL PJSC (Sponsored ADR)	2,904	231,536
Marathon Petroleum Corp.	4,580	210,634
Phillips 66	797	64,398
Repsol SA	5,400	86,946
Royal Dutch Shell PLC - Class B	20,426	636,109
Snam SpA	5,940	29,833
TOTAL SA	2,897	150,203
Valero Energy Corp.	1,034	72,794

		2,266,675

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 0.7%
Fibra Uno Administracion SA de CV	20,222	25,867
Host Hotels & Resorts, Inc.	6,439	116,610
Kimco Realty Corp.	6,930	120,582
Lamar Advertising Co. - Class A	1,110	86,813
Link REIT	2,000	23,932
Merlin Properties Socimi SA	12,940	172,121
National Retail Properties, Inc.	974	52,138
Nippon Building Fund, Inc.	31	212,008
Stockland	18,796	57,695
Tier REIT, Inc.	11,663	313,968
Vornado Realty Trust	78	5,166

		1,186,900

Real Estate Management & Development – 0.5%
Agile Group Holdings Ltd.	20,000	25,243
Aroundtown SA	7,913	67,137
CBRE Group, Inc. - Class A(a)	6,794	310,486
Guangzhou R&F Properties Co., Ltd. - Class H(c)	14,000	26,472
HFF, Inc. - Class A	5,636	243,362
Jones Lang LaSalle, Inc.	742	92,342
Nomura Real Estate Holdings, Inc.	2,400	49,173
Vonovia SE	3,580	187,571

		1,001,786

		2,188,686

Materials – 1.1%
Chemicals – 0.7%
BASF SE	5,971	394,049
Dow, Inc.(a)	1,310	61,256
Ecolab, Inc.	2,250	414,202
International Flavors & Fragrances, Inc.(c)	2,573	348,436
Petronas Chemicals Group Bhd	12,500	24,829

Company	Shares	U.S. $ Value
Sinopec Shanghai Petrochemical Co., Ltd.(a)	35,516	$26,875
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	34,000	14,840
Sumitomo Chemical Co., Ltd.	9,900	42,545

		1,327,032

Containers & Packaging – 0.2%
Bemis Co., Inc.	5,292	308,788
RPC Group PLC	2,084	20,785

		329,573

Metals & Mining – 0.1%
BHP Group Ltd.	2,596	67,457
Cia Siderurgica Nacional SA	6,600	27,820
Fortescue Metals Group Ltd.	10,508	58,432
Maanshan Iron & Steel Co., Ltd. - Class H(c)	56,000	23,868
Southern Copper Corp.	260	8,770

		186,347

Paper & Forest Products – 0.1%
Mondi PLC	3,982	82,426

		1,925,378

Utilities – 0.8%
Electric Utilities – 0.4%
EDP - Energias de Portugal SA	51,320	187,033
Enel SpA	12,519	77,858
Exelon Corp.	2,790	134,143
Manila Electric Co.	3,930	29,041
PPL Corp.	4,217	125,498
Red Electrica Corp. SA	1,669	35,375
Terna Rete Elettrica Nazionale SpA	10,452	63,850

		652,798

Gas Utilities – 0.1%
Korea Gas Corp.	640	22,149
Tokyo Gas Co., Ltd.	4,800	119,147

		141,296

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp./VA	6,946	109,747
Engie Brasil Energia SA	2,500	29,511

		139,258

Multi-Utilities – 0.1%
Ameren Corp.	1,610	118,078
Atco Ltd./Canada - Class I	1,660	57,098
CenterPoint Energy, Inc.	3,985	113,333

		288,509

Water Utilities – 0.1%
Guangdong Investment Ltd.	84,000	165,124

		1,386,985

Total Common Stocks (cost $64,324,561)		69,521,973

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES – 24.3%
Funds and Investment Trusts – 24.3%(d)
AB All Market Real Return Portfolio - Class Z(e)		2,835,419	$23,278,793
AB High Income Fund, Inc. - Class Z(e)		2,313,905	18,765,769
Consumer Staples Select Sector SPDR Fund(c)		7,130	396,499
iShares US Technology ETF(c) (e)		2,280	419,178
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E		13,575	447,975

Total Investment Companies (cost $45,700,224)			43,308,214

	Principal Amount (000)
GOVERNMENTS - TREASURIES – 9.2%
Austria – 0.2%
Republic of Austria Government Bond
0.50%, 2/20/29 (b)	EUR	359	415,836

Belgium – 0.4%
Kingdom of Belgium Government Bond
Series 71
3.75%, 6/22/45(b)		25	44,199
Series 81
0.80%, 6/22/27(b)		202	238,960
Series 84
1.45%, 6/22/37(b)		95	115,490
Series 87
0.90%, 6/22/29(b)		123	145,853
Series 88
1.70%, 6/22/50(b)		171	208,758

			753,260

Canada – 0.5%
Canadian Government Bond
2.25%, 3/01/24	CAD	1,080	827,755

Chile – 0.2%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 3/01/26	CLP	210,000	314,449

Finland – 0.2%
Finland Government Bond
0.50%, 9/15/29 (b)	EUR	348	403,009

France – 0.2%
French Republic Government Bond OAT
1.25%, 5/25/34(b)		28	34,098
1.75%, 6/25/39(b)		240	310,966

			345,064

	Principal Amount (000)		U.S. $ Value
Germany – 0.6%
Bundesrepublik Deutschland Bundesanleihe
0.50%, 2/15/28(b)	EUR	436	$522,194
Series 2007
4.25%, 7/04/39(b)		240	480,271

			1,002,465

Ireland – 0.2%
Ireland Government Bond
1.00%, 5/15/26 (b)		339	404,427

Italy – 1.4%
Italy Buoni Poliennali Del Tesoro
1.20%, 4/01/22		410	458,091
1.35%, 4/15/22		410	459,300
1.85%, 5/15/24		95	106,308
2.20%, 6/01/27		289	320,425
2.30%, 10/15/21(b)		400	460,664
3.35%, 3/01/35(b)		153	177,422
3.85%, 9/01/49(b)		327	389,382
5.50%, 11/01/22(b)		108	136,805

			2,508,397

Japan – 0.8%
Japan Government Thirty Year Bond
Series 62
0.50%, 3/20/49	JPY	36,000	335,941
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		14,450	162,833
Series 143
1.60%, 3/20/33		27,400	305,960
Series 158
0.50%, 9/20/36		29,000	280,829
Series 159
0.60%, 12/20/36		28,400	279,264

			1,364,827

Malaysia – 0.6%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	521	127,389
Series 0119
3.906%, 7/15/26		463	111,999
Series 0217
4.059%, 9/30/24		523	127,247
Series 0218
3.757%, 4/20/23		948	228,021
Series 0219
3.885%, 8/15/29		660	158,733
Series 0313
3.48%, 3/15/23		460	109,422
Series 0316
3.90%, 11/30/26		432	103,731

			966,542

	Principal Amount (000)		U.S. $ Value
Peru – 0.1%
Peruvian Government International Bond
8.20%, 8/12/26 (b)	PEN	647	$232,026

Poland – 0.9%
Republic of Poland Government Bond
Series 0424
2.50%, 4/25/24	PLN	5,605	1,489,397
Series 725
3.25%, 7/25/25		496	136,655

			1,626,052

Russia – 0.0%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	4,385	64,363

Singapore – 0.2%
Singapore Government Bond
2.75%, 3/01/46	SGD	330	247,722
3.375%, 9/01/33		73	59,773

			307,495

Spain – 0.6%
Spain Government Bond
1.95%, 4/30/26(b)	EUR	327	407,395
2.35%, 7/30/33(b)		543	702,233
2.90%, 10/31/46(b)		20	27,637

			1,137,265

United Kingdom – 0.6%
United Kingdom Gilt
1.50%, 7/22/47(b)	GBP	176	224,007
1.625%, 10/22/28(b)		585	788,399

			1,012,406

United States – 1.5%
U.S. Treasury Bonds
2.50%, 2/15/46(f)	U.S.$	757	745,447
3.125%, 8/15/44		101	111,494
5.375%, 2/15/31		327	434,614
U.S. Treasury Notes
1.50%, 8/15/26		1,129	1,088,459
2.125%, 5/15/25		184	185,596

			2,565,610

Uruguay – 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (b)	UYU	1,317	30,931

Total Governments - Treasuries (cost $15,964,427)			16,282,179

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE – 6.7%
Financial Institutions – 3.4%
Banking – 2.3%
AIB Group PLC
4.263%, 4/10/25 (b)	U.S.$	200	$202,328
Banco Santander SA
3.25%, 4/04/26 (b)	EUR	100	121,253
Bank of America Corp.
1.379%, 2/07/25(b)		105	121,280
2.375%, 6/19/24(b)		100	121,970
3.124%, 1/20/23	U.S.$	115	115,874
Barclays Bank PLC
6.625%, 3/30/22 (b)	EUR	83	106,039
Citigroup, Inc.
0.75%, 10/26/23 (b)		104	117,916
Compass Bank
5.50%, 4/01/20	U.S.$	147	150,156
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	260,860
Credit Suisse Group AG
2.125%, 9/12/25 (b)	GBP	100	124,315
Danske Bank A/S
0.875%, 5/22/23 (b)	EUR	160	177,709
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23(b)		98	115,752
3.307%, 10/31/25	CAD	145	108,777
ING Groep NV
3.55%, 4/09/24	U.S.$	235	238,245
Lloyds Banking Group PLC
3.90%, 3/12/24		270	274,887
Mitsubishi UFJ Financial Group, Inc.
0.872%, 9/07/24 (b)	EUR	100	113,901
Morgan Stanley
3.00%, 2/07/24	CAD	145	108,642
Series G
1.375%, 10/27/26	EUR	111	126,697
1.75%, 3/11/24		100	117,727
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (b) (g)	GBP	36	46,411
Santander Holdings USA, Inc.
4.40%, 7/13/27	U.S.$	118	120,512
Standard Chartered PLC
3.785%, 5/21/25 (b)		200	200,270
UBS Group Funding Switzerland AG
1.50%, 11/30/24 (b)	EUR	200	231,974
UniCredit SpA
3.75%, 4/12/22 (b)	U.S.$	200	199,178
US Bancorp
0.85%, 6/07/24	EUR	103	118,215
Series J
5.30%, 4/15/27(g)	U.S.$	46	47,707
Wells Fargo & Co.
1.375%, 6/30/22(b)	GBP	170	213,158
2.125%, 6/04/24(b)	EUR	100	120,651

			4,122,404

	Principal Amount (000)		U.S. $ Value
Brokerage – 0.1%
SURA Asset Management SA
4.875%, 4/17/24 (b) (c)	U.S.$	107	$111,548

Finance – 0.1%
Synchrony Financial
4.375%, 3/19/24		15	15,398
4.50%, 7/23/25		93	95,446

			110,844

Insurance – 0.8%
Aon PLC
2.875%, 5/14/26	EUR	135	167,020
ASR Nederland NV
5.125%, 9/29/45 (b)		110	138,401
Berkshire Hathaway, Inc.
1.125%, 3/16/27		140	162,139
Chubb INA Holdings, Inc.
1.55%, 3/15/28		100	116,936
CNP Assurances
4.25%, 6/05/45 (b)		100	123,724
Credit Agricole Assurances SA
4.75%, 9/27/48 (b)		100	123,166
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)	U.S.$	21	33,668
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 5/26/49(b)	EUR	100	123,303
6.25%, 5/26/42(b)		100	130,370
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	U.S.$	41	65,263
Prudential Financial, Inc.
5.625%, 6/15/43		98	102,394
Swiss Re America Holding Corp.
7.00%, 2/15/26		77	93,433
UnitedHealth Group, Inc.
4.75%, 7/15/45		40	45,321

			1,425,138

REITS – 0.1%
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		47	47,373
Welltower, Inc.
4.00%, 6/01/25		171	178,685

			226,058

			5,995,992

	Principal Amount (000)		U.S. $ Value
Industrial – 3.1%
Basic – 0.2%
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (b)	EUR	100	$115,571
Glencore Funding LLC
4.00%, 3/27/27 (b)	U.S.$	62	60,726
SABIC Capital II BV
4.00%, 10/10/23 (b)		200	205,808

			382,105

Capital Goods – 0.2%
United Technologies Corp.
1.15%, 5/18/24	EUR	115	132,735
1.25%, 5/22/23		125	144,584
Wabtec Corp.
4.40%, 3/15/24	U.S.$	37	38,320

			315,639

Communications - Media – 0.2%
CBS Corp.
4.00%, 1/15/26		18	18,434
4.20%, 6/01/29		69	70,668
5.50%, 5/15/33		40	44,755
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		78	82,455
Comcast Corp.
4.60%, 8/15/45		45	48,906
Warner Media LLC
3.55%, 6/01/24		115	117,991

			383,209

Communications - Telecommunications – 0.1%
Bell Canada, Inc.
4.70%, 9/11/23	CAD	52	41,766
Rogers Communications, Inc.
4.00%, 6/06/22		66	51,235

			93,001

Consumer Cyclical - Automotive – 0.4%
Daimler AG
1.00%, 11/15/27 (b)	EUR	90	100,255
General Motors Co.
5.15%, 4/01/38	U.S.$	60	55,685
General Motors Financial Co., Inc.
2.20%, 4/01/24(b)	EUR	110	126,747
3.70%, 5/09/23	U.S.$	25	25,101
5.10%, 1/17/24		70	73,212
Harley-Davidson Financial Services, Inc.
4.05%, 2/04/22 (b)		230	236,456
Volkswagen Leasing GmbH
2.625%, 1/15/24 (b)	EUR	60	71,864

			689,320

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp.
1.625%, 2/22/21		242	277,752

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical – 0.7%
Abbott Ireland Financing DAC
0.875%, 9/27/23 (b)	EUR	105	$120,117
Altria Group, Inc.
1.00%, 2/15/23		150	169,268
Amgen, Inc.
4.663%, 6/15/51	U.S.$	100	103,383
BAT Capital Corp.
3.222%, 8/15/24		120	118,582
CVS Health Corp.
4.30%, 3/25/28		90	92,574
Medtronic Global Holdings SCA
1.125%, 3/07/27	EUR	120	137,859
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	72	74,807
Takeda Pharmaceutical Co., Ltd.
1.125%, 11/21/22(b)	EUR	155	177,936
4.40%, 11/26/23(b)	U.S.$	200	211,468
Tyson Foods, Inc.
4.00%, 3/01/26		35	36,571
4.35%, 3/01/29		38	40,269
4.55%, 6/02/47		45	44,827

			1,327,661

Energy – 0.4%
Energy Transfer Operating LP
4.50%, 4/15/24		55	57,643
EnLink Midstream Partners LP
4.15%, 6/01/25		83	79,831
Hess Corp.
4.30%, 4/01/27		78	78,001
Marathon Petroleum Corp.
4.75%, 12/15/23-9/15/44		155	162,383
Occidental Petroleum Corp.
4.20%, 3/15/48		45	43,570
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		103	103,066
Williams Cos., Inc. (The)
3.90%, 1/15/25		78	80,477
4.50%, 11/15/23		35	36,882

			641,853

Services – 0.1%
Equifax, Inc.
3.30%, 12/15/22		160	161,965
IHS Markit Ltd.
3.625%, 5/01/24		34	34,590

			196,555

Technology – 0.5%
Apple, Inc.
4.65%, 2/23/46		40	45,376
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		31	30,690
3.875%, 1/15/27		33	31,390

	Principal Amount (000)		U.S. $ Value
Broadcom, Inc.
3.625%, 10/15/24(b)	U.S.$	70	$68,683
4.25%, 4/15/26(b)		45	44,415
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	135	151,610
1.50%, 5/21/27		103	117,020
International Business Machines Corp.
0.875%, 1/31/25 (h)		165	188,721
KLA-Tencor Corp.
4.65%, 11/01/24	U.S.$	91	97,567
Seagate HDD Cayman
4.75%, 1/01/25		72	71,101

			846,573

Transportation - Services – 0.2%
FedEx Corp.
0.70%, 5/13/22	EUR	145	164,731
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.375%, 2/01/22 (b)	U.S.$	146	147,767

			312,498

			5,466,166

Utility – 0.2%
Electric – 0.1%
Iberdrola Finanzas SA
7.375%, 1/29/24	GBP	50	78,989
TECO Finance, Inc.
5.15%, 3/15/20	U.S.$	56	57,011

			136,000

Other Utility – 0.1%
Severn Trent Utilities Finance PLC
3.625%, 1/16/26 (b)	GBP	150	207,895
Yorkshire Water Finance PLC
6.588%, 2/21/23		80	119,752

			327,647

			463,647

Total Corporates - Investment Grade (cost $11,858,720)			11,925,805

MORTGAGE PASS-THROUGHS – 3.4%
Agency Fixed Rate 30-Year – 3.2%
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35	U.S.$	31	34,166
Series 2018
4.00%, 12/01/48		224	234,574
4.50%, 11/01/48		235	250,406
Series 2019
4.50%, 2/01/49		177	189,340

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33	U.S.$	24	$26,492
Series 2004
5.50%, 4/01/34-5/01/34		23	25,491
Series 2005
5.50%, 2/01/35		17	18,916
Series 2018
3.50%, 6/01/49, TBA		505	514,863
4.50%, 6/01/49, TBA		817	853,510
3.50%, 3/01/48-4/01/48		1,119	1,150,981
4.00%, 8/01/48-9/01/48		679	710,031
4.50%, 9/01/48		867	921,380
Series 2019
5.00%, 6/01/49, TBA		710	749,494

			5,679,644

Other Agency Fixed Rate Programs – 0.2%
Canadian Mortgage Pools
6.125%, 12/01/24	CAD	289	249,178

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp.
Series 2011
4.615% (LIBOR 12 Month + 1.76%),
5/01/38 (i)	U.S.$	36	38,282
Federal National Mortgage Association
Series 2003
4.81% (LIBOR 12 Month + 1.81%),
12/01/33 (i)		20	21,482

			59,764

Total Mortgage Pass-Throughs
(cost $5,884,938)			5,988,586

INFLATION-LINKED SECURITIES – 2.8%
Japan – 2.4%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	124,871	1,195,515
Series 22
0.10%, 3/10/27		198,219	1,904,180
Series 23
0.10%, 3/10/28		120,791	1,160,524

			4,260,219

New Zealand – 0.1%
New Zealand Government Inflation Linked Bond
Series 925
2.00%, 9/20/25 (b)	NZD	195	138,517

	Principal Amount (000)		U.S. $ Value
United States – 0.3%
U.S. Treasury Inflation Index
0.125%, 7/15/26 (TIPS)	U.S.$	411	$405,652
0.75%, 7/15/28 (TIPS)		208	215,679

			621,331

Total Inflation-Linked Securities
(cost $4,867,744)			5,020,067

COVERED BONDS – 1.2%
Banco de Sabadell SA
0.875%, 11/12/21 (b)	EUR	100	114,882
Bank of Montreal
0.75%, 9/21/22 (b)		170	195,833
Canadian Imperial Bank of Commerce
Zero Coupon, 7/25/22 (b)		177	198,953
Credit Suisse AG/Guernsey
0.75%, 9/17/21(b)		110	125,744
1.75%, 1/15/21(b)		166	191,554
Danske Bank A/S
0.125%, 2/14/22(b)		100	112,826
1.25%, 6/11/21(b)		100	115,269
DNB Boligkreditt AS
2.75%, 3/21/22(b)		160	193,934
3.875%, 6/16/21(b)		147	178,267
Nationwide Building Society
4.375%, 2/28/22 (b)		150	188,668
Santander UK PLC
1.625%, 11/26/20 (b)		156	179,218
UBS AG/London
1.375%, 4/16/21(b)		169	194,653
4.00%, 4/08/22(b)		84	105,129

Total Covered Bonds (cost $2,032,315)			2,094,930

COLLATERALIZED LOAN OBLIGATIONS – 1.1%
CLO - Floating Rate – 1.1%
Greywolf CLO V Ltd.
Series 2015-1A, Class A1R
3.74% (LIBOR 3 Month + 1.16%), 1/27/31 (b) (h) (i)	U.S.$	250	248,825
Halcyon Loan Advisors Funding Ltd.
Series 2018-1A, Class A2
4.392% (LIBOR 3 Month + 1.80%), 7/21/31 (b) (h) (i)		250	246,390
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.781% (LIBOR 3 Month + 1.18%), 12/18/30 (b) (h) (i)		250	249,521
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-29A, Class B1
4.292% (LIBOR 3 Month + 1.70%), 10/19/31 (b) (h) (i)		250	246,640

	Principal Amount (000)		U.S. $ Value
Octagon Investment Partners 30 Ltd.
Series 2017-1A, Class A1
3.912% (LIBOR 3 Month + 1.32%), 3/17/30 (b) (h) (i)	U.S.$	250	$250,651
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.782% (LIBOR 3 Month + 1.19%), 10/20/30 (b) (h) (i)		250	249,702
TIAA CLO I Ltd.
Series 2016-1A, Class AR
3.792% (LIBOR 3 Month + 1.20%), 7/20/31 (b) (h) (i)		250	248,968
TIAA CLO II Ltd.
Series 2017-1A, Class A
3.872% (LIBOR 3 Month + 1.28%), 4/20/29 (b) (h) (i)		250	250,019

Total Collateralized Loan Obligations (cost $1,996,562)			1,990,716

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.9%
Non-Agency Floating Rate CMBS – 0.6%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
3.34% (LIBOR 1 Month + 0.90%), 4/15/35(b) (i)		177	175,695
Series 2018-KEYS, Class A
3.44% (LIBOR 1 Month + 1.00%), 5/15/35(b) (i)		100	100,002
BHMS
Series 2018-ATLS, Class A
3.69% (LIBOR 1 Month + 1.25%), 7/15/35 (b) (i)		140	139,579
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
3.26% (LIBOR 1 Month + 0.82%), 6/15/35 (b) (i)		100	99,573
BX Commercial Mortgage Trust
Series 2019-IMC, Class A
3.50% (LIBOR 1 Month + 1.00%), 4/15/34 (b) (i)		105	104,398
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.471% (LIBOR 1 Month + 1.03%), 11/19/35 (b) (i)		140	140,100
Invitation Homes Trust
Series 2018-SFR4, Class A
3.532% (LIBOR 1 Month + 1.10%), 1/17/38 (b) (i)		173	172,775
MSCG Trust
Series 2018-SELF, Class A
3.34% (LIBOR 1 Month + 0.90%), 10/15/37 (b) (i)		150	150,000

	Principal Amount (000)		U.S. $ Value
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
3.223% (LIBOR 1 Month + 0.78%), 7/15/33 (b) (i)	U.S.$	110	$109,605

			1,191,727

Non-Agency Fixed Rate CMBS – 0.3%
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B
3.732%, 4/10/46 (h)		160	163,157
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31(b)		61	60,171
Series 2013-G1, Class A2
3.557%, 4/10/31(b)		134	136,506
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class AS
4.176%, 5/15/47		120	126,206

			486,040

Total Commercial Mortgage-Backed Securities (cost $1,666,895)			1,677,767

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.8%
Risk Share Floating Rate – 0.8%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.78% (LIBOR 1 Month + 1.35%), 8/25/28 (b) (i)		150	150,352
Eagle RE Ltd.
Series 2018-1, Class M1
4.13% (LIBOR 1 Month + 1.70%), 11/25/28 (b) (i)		175	175,000
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
4.63% (LIBOR 1 Month + 2.20%), 2/25/24(i)		139	140,840
Series 2015-DNA2, Class M2
5.03% (LIBOR 1 Month + 2.60%), 12/25/27(i)		61	61,305
Series 2016-DNA2, Class M2
4.63% (LIBOR 1 Month + 2.20%), 10/25/28(i)		64	64,595
Series 2017-DNA2, Class M1
3.63% (LIBOR 1 Month + 1.20%), 10/25/29(i)		194	194,938
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M1
4.03% (LIBOR 1 Month + 1.60%), 1/25/24(i)		9	9,406

	Principal Amount (000)		U.S. $ Value
Series 2014-C04, Class 2M2
7.43% (LIBOR 1 Month + 5.00%), 11/25/24(i)	U.S.$	104	$114,731
Series 2016-C03, Class 1M1
4.43% (LIBOR 1 Month + 2.00%), 10/25/28(i)		21	21,572
Series 2016-C04, Class 1M1
3.88% (LIBOR 1 Month + 1.45%), 1/25/29(i)		27	26,674
Series 2016-C05, Class 2M1
3.78% (LIBOR 1 Month + 1.35%), 1/25/29(i)		2	2,424
Series 2016-C06, Class 1M1
3.73% (LIBOR 1 Month + 1.30%), 4/25/29(i)		131	130,945
Series 2016-C07, Class 2M1
3.73% (LIBOR 1 Month + 1.30%), 5/25/29(i)		3	3,158
Series 2017-C02, Class 2M1
3.58% (LIBOR 1 Month + 1.15%), 9/25/29(i)		50	50,254
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.479% (LIBOR 1 Month + 2.00%), 3/27/24 (i) (j)		163	162,803

			1,308,997

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
3.318%, 5/28/35 (h)		33	31,044

Non-Agency Fixed Rate – 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.457%, 5/25/35		25	25,328

Total Collateralized Mortgage Obligations (cost $1,360,919)			1,365,369

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Indonesia – 0.1%
Indonesia Government International Bond
4.45%, 2/11/24		235	245,980

Qatar – 0.2%
Qatar Government International Bond
3.875%, 4/23/23(b)		200	208,000
5.25%, 1/20/20(b)		100	101,600

			309,600

	Principal Amount (000)		U.S. $ Value
Saudi Arabia – 0.2%
Saudi Government International Bond
2.875%, 3/04/23(b)	U.S.$	200	$199,400
4.375%, 4/16/29(b)		200	211,696

			411,096

Total Governments - Sovereign Bonds (cost $932,158)			966,676

ASSET-BACKED SECURITIES – 0.5%
Autos - Fixed Rate – 0.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class C
4.95%, 3/20/25 (b)		120	126,681
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (b)		3	3,197
Flagship Credit Auto Trust
Series 2018-3, Class D
4.15%, 12/16/24 (b)		78	81,032
Hertz Vehicle Financing II LP
Series 2017-1A, Class A
2.96%, 10/25/21(b)		140	140,365
Series 2019-1A, Class B
4.10%, 3/25/23(b)		165	168,735

			520,010

Other ABS - Fixed Rate – 0.2%
SBA Tower Trust
Series 2014-2A, Class C
3.869%, 10/15/49(b) (h)		85	87,685
Series 2014-1A, Class C
2.898%, 10/15/44(b) (h)		104	103,911
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (b) (h)		45	45,409
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (b) (h)		115	117,096

			354,101

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust
Series 2003-WF1, Class A2
3.555% (LIBOR 1 Month + 1.13%), 12/25/32 (h) (i)		12	12,313

Total Asset-Backed Securities (cost $865,488)			886,424

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.3%
Sweden – 0.3%
Kommuninvest I Sverige AB
Series 2410
1.00%, 10/02/24 (b) (cost $470,343)	SEK	4,250	465,030

	Principal Amount (000)		U.S. $ Value
SUPRANATIONALS – 0.3%
Supranational – 0.3%
European Investment Bank
1.25%, 5/12/25 (b)
(cost $465,699)	SEK	4,140	$460,456

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California
Series 2010
7.625%, 3/01/40 (cost $236,583)	U.S.$	165	258,543

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
China – 0.1%
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (b) (cost $199,897)		200	199,043

	Notional Amount
OPTIONS PURCHASED - PUTS – 0.0%
Options on Forward Contracts – 0.0%
AUD/USD
Expiration: Jun 2019; Contracts: 1,529,000;
Exercise Price: AUD 1.45;
Counterparty: Morgan Stanley Capital Services LLC (a)	AUD	1,529,000	5,971
CNH/USD
Expiration: Aug 2019; Contracts: 9,079,740;
Exercise Price: CNH 6.91;
Counterparty: JPMorgan Chase Bank, NA (a)	CNH	9,079,740	14,373
EUR/USD
Expiration: Jul 2019; Contracts: 1,440,000;
Exercise Price: EUR 0.90;
Counterparty: Bank of America, NA (a)	EUR	1,440,000	4,379

Total Options Purchased - Puts (premiums paid $27,733)			24,723

	Shares
SHORT-TERM INVESTMENTS – 6.4%
Investment Companies – 6.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.34%(d) (e) (k) (cost $11,339,700)		11,339,700	11,339,700

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned – 97.7% (cost $170,194,906)		$173,776,201

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.34%(d) (e) (k) (cost $579,055)	579,055	579,055

Total Investments – 98.0% (cost $170,773,961)(l)		174,355,256
Other assets less liabilities – 2.0%		3,475,589

Net Assets – 100.0%		$177,830,845

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	17	June 2019	$24,033,590	$96,607
Amsterdam Index Futures	2	June 2019	241,430	(2,963)
DAX Index Futures	2	June 2019	654,985	7,480
Euro-BOBL Futures	29	June 2019	3,593,190	(4,787)
Euro-Bund Futures	13	June 2019	2,444,793	31,344
Euro-CAC40 10 Futures	11	June 2019	637,166	(10,093)
Euro-Schatz Futures	6	September 2019	751,395	(74)
FTSE/MIB Index Futures	2	June 2019	221,151	(4,016)
IBEX 35 Index Futures	3	June 2019	300,813	(2,300)
Long Gilt Futures	18	September 2019	2,950,379	6,834
Mini MSCI Emerging Markets Futures	62	June 2019	3,100,620	(195,717)
OMXS30 Index Futures	47	June 2019	748,000	(38,580)
Russell 2000 E-Mini Futures	24	June 2019	1,759,800	(123,970)
S&P Mid 400 E-Mini Futures	9	June 2019	1,629,180	(89,330)
SPI 200 Futures	1	June 2019	111,027	2,770
U.S. T-Note 2 Yr (CBT) Futures	22	September 2019	4,722,781	27,467
U.S. T-Note 5 Yr (CBT) Futures	62	September 2019	7,276,766	41,093
U.S. T-Note 10 Yr (CBT) Futures	5	September 2019	633,750	6,321
U.S. Ultra Bond (CBT) Futures	48	September 2019	8,437,500	220,804
Sold Contracts
10 Yr Australian Bond Futures	26	June 2019	2,560,865	(100,899)
10 Yr Canadian Bond Futures	7	September 2019	739,827	(6,537)
10 Yr Japan Bond (OSE) Futures	61	June 2019	8,623,255	(27,019)
Euro Buxl 30 Yr Bond Futures	8	June 2019	1,764,739	(84,712)
Euro STOXX 50 Index Futures	46	June 2019	1,682,986	62,489
Euro-BOBL Futures	33	September 2019	4,934,876	1,115
FTSE 100 Index Futures	4	June 2019	361,626	9,169
Hang Seng Index Futures	5	June 2019	851,994	12,313
Long Gilt Futures	1	September 2019	163,910	(444)
MSCI EAFE Futures	14	June 2019	1,272,530	63,781
MSCI Singapore Index Futures	27	June 2019	685,859	14,992
Russell 2000 E-Mini Futures	24	June 2019	1,830,600	86,299
S&P 500 E-Mini Futures	149	June 2019	20,506,870	528,656
S&P/TSX 60 Index Futures	3	June 2019	426,606	2,942

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
TOPIX Index Futures	1	June 2019	$138,975	$4,677
U.S. 10 Yr Ultra Futures	3	September 2019	409,641	(4,910)

				$530,802

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	3,127	USD	457	6/12/19	$3,898
Bank of America, NA	RUB	6,959	USD	106	8/06/19	118
Bank of America, NA	EUR	491	USD	553	7/10/19	2,726
Bank of America, NA	SGD	295	USD	215	6/13/19	(311)
Bank of America, NA	USD	215	CNY	1,489	8/06/19	535
Bank of America, NA	USD	551	JPY	61,336	6/27/19	16,457
Barclays Bank PLC	KRW	128,646	USD	108	8/26/19	(375)
Barclays Bank PLC	INR	157,970	USD	2,249	7/16/19	(10,547)
Barclays Bank PLC	PHP	24,795	USD	477	6/10/19	1,260
Barclays Bank PLC	TWD	44,359	USD	1,423	6/10/19	16,844
Barclays Bank PLC	PHP	20,246	USD	389	6/17/19	995
Barclays Bank PLC	PHP	11,736	USD	223	9/11/19	(250)
Barclays Bank PLC	CNY	4,441	USD	653	6/12/19	9,952
Barclays Bank PLC	CNY	6,998	USD	1,036	6/17/19	23,215
Barclays Bank PLC	MYR	3,326	USD	801	8/21/19	6,588
Barclays Bank PLC	MYR	1,798	USD	427	8/21/19	(1,971)
Barclays Bank PLC	AUD	358	USD	254	6/28/19	5,650
Barclays Bank PLC	USD	143	MYR	593	8/21/19	(1,557)
Barclays Bank PLC	USD	107	CNY	745	8/06/19	410
Barclays Bank PLC	USD	243	CNY	1,680	7/25/19	8
Barclays Bank PLC	USD	1,023	CNY	6,998	6/17/19	(9,666)
Barclays Bank PLC	USD	124	INR	8,641	6/07/19	(84)
Barclays Bank PLC	USD	186	INR	12,999	6/07/19	205
Barclays Bank PLC	USD	427	TWD	13,499	6/10/19	344
Barclays Bank PLC	USD	1,497	INR	106,039	7/16/19	19,931
Barclays Bank PLC	USD	322	PHP	16,946	6/10/19	3,126
Barclays Bank PLC	USD	383	PHP	20,246	6/17/19	4,456
Barclays Bank PLC	USD	866	TWD	26,684	6/10/19	(20,034)
Barclays Bank PLC	USD	945	INR	66,026	7/16/19	(274)
Barclays Bank PLC	USD	108	KRW	127,688	8/26/19	64
Barclays Bank PLC	USD	737	IDR	10,497,070	6/17/19	(3,608)
BNP Paribas SA	KRW	534,535	USD	450	8/26/19	(1,418)
BNP Paribas SA	SEK	10,782	USD	1,170	6/17/19	32,629
BNP Paribas SA	CZK	10,164	USD	450	6/17/19	10,902
BNP Paribas SA	TWD	8,775	USD	285	6/10/19	7,091
BNP Paribas SA	NZD	1,403	USD	929	6/17/19	11,074
BNP Paribas SA	CAD	1,296	USD	963	7/24/19	2,896
BNP Paribas SA	AUD	1,053	USD	757	6/17/19	26,054
BNP Paribas SA	CAD	1,050	USD	779	6/17/19	1,962
BNP Paribas SA	SGD	974	USD	706	6/13/19	(2,626)
BNP Paribas SA	CHF	835	USD	823	6/17/19	(11,806)
BNP Paribas SA	USD	594	CAD	790	6/17/19	(9,378)
BNP Paribas SA	USD	826	CHF	839	6/17/19	12,725
BNP Paribas SA	USD	1,070	NZD	1,616	6/17/19	(12,770)
BNP Paribas SA	USD	523	CZK	11,981	6/17/19	(4,577)
BNP Paribas SA	USD	655	JPY	72,741	6/17/19	17,140
Citibank, NA	KRW	1,887,998	USD	1,609	8/26/19	16,673
Citibank, NA	JPY	890,521	USD	8,058	6/17/19	(167,947)
Citibank, NA	MXN	13,645	USD	689	6/17/19	(5,246)
Citibank, NA	CZK	12,566	USD	547	7/11/19	3,479
Citibank, NA	EUR	11,689	USD	13,264	7/10/19	166,226

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	SEK	8,263	USD	896	6/27/19	$23,514
Citibank, NA	TWD	5,090	USD	165	6/10/19	3,952
Citibank, NA	PLN	1,991	USD	523	6/17/19	2,898
Citibank, NA	BRL	2,064	USD	524	6/04/19	(2,236)
Citibank, NA	CNY	1,485	USD	214	8/06/19	(184)
Citibank, NA	CAD	1,114	USD	827	7/24/19	1,405
Citibank, NA	EUR	1,081	USD	1,245	6/17/19	36,184
Citibank, NA	AUD	74	USD	53	6/24/19	1,350
Citibank, NA	USD	520	BRL	2,064	6/04/19	6,247
Citibank, NA	USD	877	EUR	778	6/17/19	(7,350)
Citibank, NA	USD	745	AUD	1,053	6/17/19	(13,914)
Citibank, NA	USD	489	PEN	1,651	7/12/19	(1,966)
Citibank, NA	USD	1,251	CNY	8,405	6/12/19	(34,241)
Citibank, NA	USD	606	TRY	3,474	6/17/19	(14,486)
Citibank, NA	USD	149	PHP	7,849	6/10/19	1,221
Citibank, NA	USD	363	INR	25,536	7/16/19	2,223
Citibank, NA	USD	179	RUB	11,804	8/06/19	(145)
Citibank, NA	USD	1,057	MXN	20,854	6/17/19	4,397
Citibank, NA	USD	789	RUB	52,778	6/17/19	16,259
Citibank, NA	USD	583	JPY	63,336	12/13/19	10,302
Citibank, NA	USD	685	JPY	76,278	6/17/19	20,025
Citibank, NA	USD	277	COP	938,000	7/12/19	276
Citibank, NA	USD	101	IDR	1,487,183	8/22/19	1,687
Credit Suisse International	CZK	12,644	USD	547	9/13/19	(474)
Credit Suisse International	NOK	14,638	USD	1,699	6/17/19	25,210
Credit Suisse International	NZD	1,680	USD	1,137	6/17/19	37,929
Credit Suisse International	SGD	969	USD	703	6/13/19	(2,738)
Credit Suisse International	AUD	87	USD	62	6/24/19	1,697
Credit Suisse International	USD	346	EUR	303	6/17/19	(7,392)
Credit Suisse International	USD	464	CHF	467	6/13/19	3,146
Credit Suisse International	USD	1,118	CAD	1,469	6/17/19	(30,681)
Credit Suisse International	USD	521	PLN	1,991	6/17/19	(1,149)
Credit Suisse International	USD	1,636	NZD	2,413	6/17/19	(56,381)
Credit Suisse International	USD	1,841	SEK	17,485	6/17/19	3,536
Credit Suisse International	USD	981	TWD	31,017	6/10/19	2,032
Goldman Sachs Bank USA	JPY	369,104	USD	3,345	6/27/19	(67,697)
Goldman Sachs Bank USA	CLP	267,542	USD	407	6/17/19	29,824
Goldman Sachs Bank USA	INR	31,800	USD	452	7/16/19	(2,835)
Goldman Sachs Bank USA	BRL	4,174	USD	1,044	7/02/19	(16,828)
Goldman Sachs Bank USA	BRL	2,380	USD	596	6/04/19	(10,639)
Goldman Sachs Bank USA	BRL	877	USD	213	7/22/19	(9,689)
Goldman Sachs Bank USA	GBP	418	USD	535	6/14/19	6,516
Goldman Sachs Bank USA	USD	603	BRL	2,380	6/04/19	3,179
Goldman Sachs Bank USA	USD	85	ZAR	1,228	6/28/19	(1,082)
Goldman Sachs Bank USA	USD	325	BRL	1,310	7/22/19	7,745
Goldman Sachs Bank USA	USD	671	MYR	2,733	8/21/19	(18,765)
Goldman Sachs Bank USA	USD	320	RUB	20,839	8/06/19	(4,131)
Goldman Sachs Bank USA	USD	962	INR	67,700	7/16/19	6,192
Goldman Sachs Bank USA	USD	258	INR	18,010	7/16/19	(383)
HSBC Bank USA	KRW	509,527	USD	430	8/26/19	(105)
HSBC Bank USA	INR	15,366	USD	219	7/16/19	(1,133)
HSBC Bank USA	TWD	13,204	USD	429	6/10/19	10,086
HSBC Bank USA	CNY	2,227	USD	328	6/12/19	5,153
HSBC Bank USA	USD	107	CNY	742	8/06/19	(72)
HSBC Bank USA	USD	375	CNY	2,604	8/06/19	815
JPMorgan Chase Bank, NA	KRW	138,781	USD	117	8/26/19	(250)
JPMorgan Chase Bank, NA	TWD	31,872	USD	1,032	6/10/19	21,926
JPMorgan Chase Bank, NA	USD	263	ZAR	3,789	6/28/19	(3,430)
JPMorgan Chase Bank, NA	USD	474	JPY	51,745	6/27/19	4,438
Morgan Stanley Capital Services, Inc.	COP	945,262	USD	285	7/12/19	5,625
Morgan Stanley Capital Services, Inc.	INR	21,639	USD	311	6/07/19	779
Morgan Stanley Capital Services, Inc.	INR	15,127	USD	216	7/16/19	(842)
Morgan Stanley Capital Services, Inc.	TWD	25,356	USD	823	6/10/19	19,467
Morgan Stanley Capital Services, Inc.	RUB	4,212	USD	64	8/06/19	(134)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	BRL	2,712	USD	673	6/04/19	$(18,058)
Morgan Stanley Capital Services, Inc.	MYR	1,710	USD	412	8/21/19	3,250
Morgan Stanley Capital Services, Inc.	EUR	405	USD	454	7/10/19	646
Morgan Stanley Capital Services, Inc.	USD	225	CHF	227	6/13/19	2,294
Morgan Stanley Capital Services, Inc.	USD	565	BRL	2,283	7/02/19	15,284
Morgan Stanley Capital Services, Inc.	USD	688	BRL	2,712	6/04/19	2,938
Morgan Stanley Capital Services, Inc.	USD	514	AUD	696	6/28/19	(30,773)
Morgan Stanley Capital Services, Inc.	USD	219	TWD	6,730	6/10/19	(5,709)
Morgan Stanley Capital Services, Inc.	USD	1,179	RUB	77,965	8/06/19	2,481
Morgan Stanley Capital Services, Inc.	USD	322	KRW	382,149	8/26/19	382
Morgan Stanley Capital Services, Inc.	USD	862	IDR	12,518,561	8/22/19	1,774
Natwest Markets PLC	CLP	1,104,623	USD	1,584	7/12/19	28,295
Natwest Markets PLC	JPY	103,345	USD	936	6/27/19	(19,425)
Natwest Markets PLC	PEN	5,760	USD	1,733	7/12/19	32,681
Natwest Markets PLC	ILS	3,117	USD	879	7/16/19	16,496
Natwest Markets PLC	GBP	1,623	USD	2,121	6/14/19	68,528
Natwest Markets PLC	BRL	1,012	USD	251	7/22/19	(5,729)
Natwest Markets PLC	USD	128	EUR	114	6/20/19	(1,107)
Natwest Markets PLC	USD	331	CNY	2,223	6/12/19	(9,233)
Natwest Markets PLC	USD	223	CLP	159,241	7/12/19	964
Natwest Markets PLC	USD	294	CLP	204,721	7/12/19	(5,280)
Natwest Markets PLC	USD	375	CLP	267,542	6/17/19	1,599
Standard Chartered Bank	INR	38,585	USD	549	7/16/19	(3,171)
Standard Chartered Bank	CNY	7,347	USD	1,092	7/25/19	30,465
Standard Chartered Bank	CNY	4,109	USD	598	8/06/19	4,829
Standard Chartered Bank	TWD	3,561	USD	116	6/10/19	2,730
Standard Chartered Bank	CNY	834	USD	122	6/12/19	730
Standard Chartered Bank	AUD	775	USD	539	6/24/19	786
Standard Chartered Bank	GBP	254	USD	333	6/14/19	11,232
Standard Chartered Bank	USD	330	INR	23,288	7/16/19	3,551
Standard Chartered Bank	USD	875	IDR	12,735,397	8/22/19	4,497
State Street Bank & Trust Co.	HUF	56,886	USD	206	6/17/19	9,989
State Street Bank & Trust Co.	JPY	93,731	USD	852	6/27/19	(14,535)
State Street Bank & Trust Co.	JPY	25,567	USD	237	9/13/19	(1,084)
State Street Bank & Trust Co.	JPY	24,517	USD	222	6/17/19	(4,139)
State Street Bank & Trust Co.	JPY	62,463	USD	577	12/13/19	(7,272)
State Street Bank & Trust Co.	THB	8,539	USD	274	6/17/19	4,092
State Street Bank & Trust Co.	CZK	7,239	USD	313	6/17/19	(411)
State Street Bank & Trust Co.	MXN	8,571	USD	435	6/13/19	(1,980)
State Street Bank & Trust Co.	MXN	13,884	USD	719	6/13/19	11,831
State Street Bank & Trust Co.	PLN	5,537	USD	1,451	7/11/19	4,762
State Street Bank & Trust Co.	ZAR	10,746	USD	750	6/28/19	14,208
State Street Bank & Trust Co.	NOK	3,837	USD	453	6/17/19	14,266
State Street Bank & Trust Co.	ZAR	5,553	USD	377	6/28/19	(2,916)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	SEK	3,920	USD	422	6/27/19	$7,730
State Street Bank & Trust Co.	NOK	1,984	USD	230	6/27/19	2,763
State Street Bank & Trust Co.	CZK	1,817	USD	80	6/17/19	1,240
State Street Bank & Trust Co.	ILS	3,305	USD	928	7/16/19	14,194
State Street Bank & Trust Co.	PLN	2,243	USD	584	7/11/19	(2,249)
State Street Bank & Trust Co.	PLN	1,288	USD	336	9/13/19	(847)
State Street Bank & Trust Co.	NOK	1,007	USD	115	6/27/19	(130)
State Street Bank & Trust Co.	MYR	1,555	USD	379	8/21/19	7,323
State Street Bank & Trust Co.	PLN	833	USD	219	6/13/19	1,722
State Street Bank & Trust Co.	SEK	739	USD	77	6/27/19	(968)
State Street Bank & Trust Co.	CHF	1,187	USD	1,186	6/13/19	(1,320)
State Street Bank & Trust Co.	TRY	525	USD	84	6/26/19	(4,737)
State Street Bank & Trust Co.	SGD	813	USD	589	6/13/19	(2,041)
State Street Bank & Trust Co.	NZD	914	USD	606	6/26/19	7,038
State Street Bank & Trust Co.	AUD	582	USD	411	6/17/19	6,670
State Street Bank & Trust Co.	CHF	430	USD	430	6/17/19	(124)
State Street Bank & Trust Co.	PLN	419	USD	109	6/13/19	(439)
State Street Bank & Trust Co.	SGD	472	USD	349	6/13/19	5,703
State Street Bank & Trust Co.	NZD	398	USD	269	6/17/19	9,242
State Street Bank & Trust Co.	GBP	1,028	USD	1,317	6/14/19	16,168
State Street Bank & Trust Co.	EUR	1,338	USD	1,508	7/10/19	7,965
State Street Bank & Trust Co.	AUD	697	USD	510	6/28/19	26,548
State Street Bank & Trust Co.	CAD	729	USD	548	6/17/19	8,037
State Street Bank & Trust Co.	AUD	309	USD	214	6/24/19	(127)
State Street Bank & Trust Co.	EUR	294	USD	330	6/27/19	1,128
State Street Bank & Trust Co.	EUR	567	USD	639	6/17/19	5,377
State Street Bank & Trust Co.	NZD	257	USD	167	6/17/19	(928)
State Street Bank & Trust Co.	AUD	250	USD	179	6/24/19	6,101
State Street Bank & Trust Co.	CHF	439	USD	443	6/13/19	4,215
State Street Bank & Trust Co.	EUR	196	USD	220	6/20/19	751
State Street Bank & Trust Co.	GBP	261	USD	338	6/17/19	7,067
State Street Bank & Trust Co.	GBP	168	USD	219	7/10/19	6,434
State Street Bank & Trust Co.	CAD	153	USD	113	7/24/19	413
State Street Bank & Trust Co.	CAD	145	USD	107	7/24/19	(33)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	GBP	122	USD	160	9/13/19	$4,918
State Street Bank & Trust Co.	CHF	20	USD	20	6/17/19	199
State Street Bank & Trust Co.	USD	162	CAD	217	6/17/19	(1,037)
State Street Bank & Trust Co.	USD	254	AUD	359	6/28/19	(5,032)
State Street Bank & Trust Co.	USD	45	GBP	34	6/17/19	(1,680)
State Street Bank & Trust Co.	USD	1,669	EUR	1,474	7/10/19	(17,113)
State Street Bank & Trust Co.	USD	5	SEK	52	6/27/19	73
State Street Bank & Trust Co.	USD	1,920	GBP	1,475	6/14/19	(54,193)
State Street Bank & Trust Co.	USD	790	PLN	3,014	7/11/19	(2,971)
State Street Bank & Trust Co.	USD	634	CAD	850	7/24/19	(3,952)
State Street Bank & Trust Co.	USD	1,172	EUR	1,038	6/17/19	(11,933)
State Street Bank & Trust Co.	EUR	196	GBP	167	7/10/19	(7,054)
State Street Bank & Trust Co.	USD	689	NZD	1,035	6/26/19	(11,555)
State Street Bank & Trust Co.	USD	2,064	CHF	2,078	6/13/19	12,162
State Street Bank & Trust Co.	USD	224	CHF	220	6/13/19	(3,650)
State Street Bank & Trust Co.	USD	698	EUR	624	7/10/19	1,310
State Street Bank & Trust Co.	USD	394	AUD	558	6/24/19	(6,450)
State Street Bank & Trust Co.	USD	688	CHF	683	6/17/19	(5,217)
State Street Bank & Trust Co.	USD	182	AUD	263	6/17/19	646
State Street Bank & Trust Co.	CAD	290	MXN	4,223	6/13/19	835
State Street Bank & Trust Co.	USD	216	CAD	290	6/13/19	(1,572)
State Street Bank & Trust Co.	USD	431	AUD	622	6/24/19	706
State Street Bank & Trust Co.	USD	224	AUD	319	6/17/19	(2,148)
State Street Bank & Trust Co.	CHF	331	PLN	1,250	6/13/19	(4,239)
State Street Bank & Trust Co.	USD	1,420	NZD	2,078	6/17/19	(60,366)
State Street Bank & Trust Co.	EUR	407	JPY	50,742	6/17/19	13,399
State Street Bank & Trust Co.	USD	301	AUD	434	9/13/19	1,051
State Street Bank & Trust Co.	USD	544	ILS	1,936	7/16/19	(8,624)
State Street Bank & Trust Co.	USD	843	NOK	7,161	6/27/19	(23,793)
State Street Bank & Trust Co.	USD	1,065	ZAR	15,083	6/28/19	(33,084)
State Street Bank & Trust Co.	USD	504	THB	15,999	6/17/19	1,286
State Street Bank & Trust Co.	USD	277	SEK	2,623	9/13/19	1,375
State Street Bank & Trust Co.	USD	325	NOK	2,852	6/17/19	880
State Street Bank & Trust Co.	USD	686	MXN	13,249	6/17/19	(11,959)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	604	CNY	4,109	8/06/19	$(10,935)
State Street Bank & Trust Co.	USD	1,789	MXN	34,158	6/13/19	(49,013)
State Street Bank & Trust Co.	CZK	4,410	EUR	171	7/10/19	572
State Street Bank & Trust Co.	USD	503	SEK	4,644	6/27/19	(12,242)
State Street Bank & Trust Co.	USD	545	CZK	12,488	7/11/19	(5,013)
State Street Bank & Trust Co.	USD	219	THB	6,920	9/13/19	(66)
State Street Bank & Trust Co.	USD	314	CZK	7,239	6/17/19	(1,330)
State Street Bank & Trust Co.	USD	3,944	JPY	439,283	6/17/19	114,092
State Street Bank & Trust Co.	USD	906	JPY	99,476	6/27/19	13,905
State Street Bank & Trust Co.	JPY	36,869	EUR	291	6/27/19	(15,150)
State Street Bank & Trust Co.	USD	199	HUF	56,886	6/17/19	(3,512)
UBS AG	TWD	3,355	USD	107	6/10/19	321
UBS AG	EUR	592	USD	665	7/10/19	1,179
UBS AG	USD	1,257	JPY	137,654	6/27/19	15,886
UBS AG	USD	108	KRW	128,336	8/26/19	103

						$291,730

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/ Morgan Stanley Capital Services LLC(m)	AUD	1.282	06/2019	1,529,000	AUD	1,529	$15,874	$(16)
CNH vs. USD/ JPMorgan Chase Bank, NA(m)	CNH	6.690	08/2019	8,790,660	CNH	8,791	5,307	(870)
Put
AUD vs. USD/ Barclays Bank PLC(m)	AUD	1.448	06/2019	1,529,000	AUD	1,529	8,271	(5,972)
BRL vs. USD/ Natwest Markets PLC(m)	BRL	4.260	07/2019	6,862,860	BRL	6,863	11,809	(3,897)
EUR vs. USD/ Bank of America, NA(m)	EUR	0.919	07/2019	1,440,000	EUR	1,440	1,715	(960)
INR vs. USD/ Morgan Stanley Capital Services LLC(m)	INR	71.180	06/2019	124,565,000	INR	124,565	5,962	(300)
TRY vs. USD/ JPMorgan Chase Bank, NA(m)	TRY	8.000	10/2019	1,760,000	TRY	1,760	6,556	(2,756)
TRY vs. USD/ Natwest Markets PLC(m)	TRY	8.200	11/2019	8,807,000	TRY	8,807	28,364	(17,187)

							$83,858	$(31,958)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxxx Australia Series 31, 5 Year Index, 6/20/24*	(1.00)%	Quarterly	0.55%	USD	1,200	$(15,062)	$(13,012)	$(2,050)
Sale Contracts
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	Quarterly	0.45	USD	15,820	290,194	195,234	94,960
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	1.00	Quarterly	0.37	USD	280	4,622	4,755	(133)
iTraxxx Europe Series 27, 5 Year Index, 6/20/22*	1.00	Quarterly	0.69	EUR	6,710	159,934	109,689	50,245
iTraxxx Europe Series 29, 5 Year Index, 6/20/23*	1.00	Quarterly	0.78	EUR	240	5,384	5,129	255

						$445,072	$301,795	$143,277

* Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD 5,350	9/10/20	3 Month LIBOR	2.824%	Quarterly/Semi-Annual	$45,468	$—	$45,468
USD 1,800	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/Quarterly	(9,640)	—	(9,640)
USD 2,220	9/10/23	3 Month LIBOR	2.883%	Quarterly/Semi-Annual	88,870	—	88,870
EUR 1,650	1/15/24	6 Month EURIBOR	0.201%	Semi-Annual/Annual	31,600	—	31,600

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,760	4/16/24	3 Month LIBOR	2.396%	Quarterly/Semi-Annual	$59,070	$—	$59,070
CAD	1,960	5/22/24	3 Month CDOR	1.980%	Semi-Annual/Semi-Annual	16,255	2	16,253
USD	740	5/24/24	2.200%	3 Month LIBOR	Semi-Annual/Quarterly	(9,436)	—	(9,436)
NOK	17,850	1/11/29	6 Month NIBOR	2.100%	Semi-Annual/Annual	35,843	—	35,843
CHF	1,930	1/11/29	6 Month LIBOR	0.299%	Semi-Annual/Annual	92,086	—	92,086
NZD	690	1/11/29	3 Month BKBM	2.653%	Quarterly/Semi-Annual	34,030	—	34,030
NZD	690	1/11/29	2.653%	3 Month BKBM	Semi-Annual/Quarterly	(33,839)	(30,479)	(3,360)
CHF	310	1/11/29	0.299%	6 Month LIBOR	Annual/Semi-Annual	(14,771)	(13,455)	(1,316)
NOK	5,980	3/07/29	6 Month NIBOR	2.080%	Semi-Annual/Annual	10,270	—	10,270
CHF	270	3/07/29	6 Month LIBOR	0.240%	Semi-Annual/Annual	10,735	—	10,735
USD	1,840	4/16/29	2.531%	3 Month LIBOR	Semi-Annual/Quarterly	(72,572)	—	(72,572)
SEK	6,980	4/17/29	3 Month STIBOR	0.926%	Quarterly/Annual	18,660	—	18,660
CHF	1,210	4/17/29	6 Month LIBOR	0.098%	Semi-Annual/ Annual	28,713	—	28,713
NZD	1,210	4/17/29	3 Month BKBM	2.300%	Quarterly/Semi-Annual	28,388	—	28,388
NZD	90	4/17/29	2.300%	3 Month BKBM	Semi-Annual/Quarterly	(2,111)	(2,123)	12
NZD	700	5/07/29	3 Month BKBM	2.203%	Quarterly/Semi-Annual	12,152	—	12,152
CHF	180	5/07/29	6 Month LIBOR	0.088%	Semi-Annual/Annual	3,961	—	3,961
NOK	3,040	6/04/29	6 Month NIBOR	1.928%	Semi-Annual/Annual	(392)	—	(392)
USD	1,010	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/Quarterly	(151,409)	—	(151,409)

						$221,931	$(46,055)	$267,986

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at May 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.10%	USD	300	$(617)	$(5,744)	$5,127
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.10	USD	53	(109)	(505)	396
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.10	USD	370	(760)	(15,315)	14,555
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.10	USD	111	(228)	(637)	409
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.10	USD	55	(113)	(336)	223
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.10	USD	56	(115)	(406)	291
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.10	USD	6	(12)	(113)	101

						$(1,954)	$(23,056)	$21,102

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	23,020	7/18/22	1.937%	CPI	#	Maturity	$(30,692)
Goldman Sachs International	USD	1,230	1/18/23	2.206%	CPI	#	Maturity	(22,321)

								$(53,013)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
CGABROE6(1)	LIBOR Plus 0.20%	Quarterly	USD	1,302	5/15/20	$(40,678)
Goldman Sachs International
MLNX.US	LIBOR Plus 0.35%	Monthly	USD	300	1/05/21	(28,493)
JPMorgan Chase Bank, NA
JPQABEUV(2)	EURIBOR Minus 0.30%	Quarterly	EUR	333	4/15/20	(16,006)
Pay Total Return on Reference Obligation
Barclays Bank PLC
Bloomberg Barclays Global-Aggregate Total Return Index Value Hedged USD	LIBOR Minus 0.10%	Quarterly	USD	1,405	4/15/20	20,094
Goldman Sachs & Co.
Chemical Financial Corp.	LIBOR Minus 0.30%	Annual	USD	18	1/05/21	1,759
Chemical Financial Corp.	LIBOR Minus 0.28%	Annual	USD	14	1/05/21	1,240
Chemical Financial Corp.	LIBOR Minus 0.30%	Annual	USD	4	1/05/21	319
Cousins Properties Inc.	LIBOR Plus 0.35%	Annual	USD	75	1/05/21	1,601
Cousins Properties Inc.	LIBOR Minus 0.29%	Annual	USD	5	1/05/21	151
Expedia Group, Inc.	LIBOR Minus 0.28%	Annual	USD	30	1/05/21	634
Fidelity National Information Services I	LIBOR Minus 0.28%	Annual	USD	74	1/05/21	0
Fidelity National Information Services I	LIBOR Minus 0.28%	Annual	USD	5	1/05/21	(51)
Global Payments, Inc.	LIBOR Minus 0.29%	Annual	USD	9	1/05/21	(339)
Global Payments, Inc.	LIBOR Minus 0.29%	Annual	USD	197	1/05/21	(3,856)
Jones Lang Lasalle, Inc.	LIBOR Plus 0.35%	Monthly	USD	20	1/05/21	1,549
Jones Lang Lasalle, Inc.	LIBOR Minus 0.30%	Annual	USD	53	1/05/21	8,206
Jones Lang Lasalle, Inc.	LIBOR Plus 0.35%	Annual	USD	18	1/05/21	1,733
Jones Lang Lasalle, Inc.	LIBOR Plus 0.35%	Annual	USD	10	1/05/21	837
Jones Lang Lasalle, Inc.	LIBOR Plus 0.35%	Annual	USD	6	1/05/21	616
Occidental Petroleum Corp.	LIBOR Minus 0.30%	Monthly	USD	58	1/05/21	6,215
Goldman Sachs International
BB&T Corp.	LIBOR Plus 0.35%	Monthly	USD	175	1/05/21	11,927
BB&T Corp.	LIBOR Minus 0.30%	Monthly	USD	88	1/05/21	7,157
Centene Corp.	LIBOR Minus 0.29%	Monthly	USD	30	1/05/21	(2,612)
Centene Corp.	LIBOR Minus 0.29%	Annual	USD	70	1/05/21	(4,606)
Centene Corp.	LIBOR Minus 0.29%	Annual	USD	100	1/05/21	(7,074)
Centene Corp.	LIBOR Minus 0.30%	Monthly	USD	74	1/05/21	(9,256)
Chemical Financial Corp.	LIBOR Minus 0.30%	Monthly	USD	228	1/05/21	46,620

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Cousins Properties, Inc.	LIBOR Plus 0.35%	Monthly	USD	234	1/05/21	$7,853
Expedia Group, Inc.	LIBOR Minus 0.29%	Annual	USD	234	1/05/21	24,118
Expedia Group, Inc.	LIBOR Minus 0.29%	Monthly	USD	121	1/05/21	10,521
Fidelity National Information Services I	LIBOR Minus 0.29%	Annual	USD	80	1/05/21	(3,870)
Fidelity National Information Services I	LIBOR Minus 0.29%	Monthly	USD	103	1/05/21	(9,375)
Fidelity National Information Services I	LIBOR Minus 0.30%	Monthly	USD	97	1/05/21	(10,841)
Morgan Stanley & Co. International PLC.
DSV A/S	CIBOR Minus 0.40%	Monthly	DKK	134	1/27/21	(1,141)
Morgan Stanley Capital Services LLC
Amcor PLC	BBSW Plus 0.50%	Monthly	AUD	445	1/27/21	(52,125)
Ameris Bancorp	LIBOR Minus 0.30%	Monthly	USD	45	1/27/21	4,158
Ameris Bancorp	LIBOR Minus 0.30%	Monthly	USD	17	1/27/21	2,908
Ameris Bancorp	LIBOR Minus 0.27%	Monthly	USD	79	1/27/21	2,542
Ameris Bancorp	LIBOR Minus 0.30%	Annual	USD	29	1/27/21	2,537
Ameris Bancorp	LIBOR Minus 0.30%	Annual	USD	5	1/27/21	777
Ameris Bancorp	LIBOR Minus 0.30%	Monthly	USD	12	1/27/21	424
Ameris Bancorp	LIBOR Minus 0.30%	Annual	USD	5	1/27/21	391
Bristol-Myers Squibb Co.	LIBOR Minus 0.25%	Annual	USD	144	1/27/21	13,509
Bristol-Myers Squibb Co.	LIBOR Minus 0.29%	Annual	USD	44	1/27/21	1,141
Encana Corp.	LIBOR Plus 0.30%	Monthly	USD	209	1/27/21	64,187
Fidelity National Financial, Inc.	LIBOR Minus 0.29%	Annual	USD	9	1/27/21	(72)
Fidelity National Financial, Inc.	LIBOR Minus 0.29%	Annual	USD	3	1/27/21	(74)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	6	1/27/21	(507)
Fidelity National Financial, Inc.	LIBOR Minus 0.29%	Annual	USD	42	1/27/21	(812)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	17	1/27/21	(1,627)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	22	1/27/21	(1,634)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	62	1/27/21	(5,209)
Fiserv, Inc.	LIBOR Minus 0.29%	Annual	USD	90	1/27/21	4,717
Fiserv, Inc.	LIBOR Plus 0.30%	Annual	USD	284	1/27/21	(5,529)
Harris Corp.	LIBOR Minus 0.29%	Annual	USD	122	1/27/21	(16,072)
Harris Corp.	LIBOR Plus 0.30%	Annual	USD	289	1/27/21	(68,780)
II-VI, Inc.	LIBOR Minus 0.29%	Annual	USD	32	1/27/21	8,242
II-VI, Inc.	LIBOR Minus 0.30%	Monthly	USD	25	1/27/21	5,833
II-VI, Inc.	LIBOR Plus 0.30%	Annual	USD	39	1/27/21	3,337

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
II-VI, Inc.	LIBOR Minus 0.29%	Monthly	USD	8	1/27/21	$2,497
II-VI, Inc.	LIBOR Minus 0.30%	Monthly	USD	6	1/27/21	1,537
II-VI, Inc.	LIBOR Minus 0.237%	Annual	USD	16	1/27/21	302
T-Mobile US, Inc.	LIBOR Minus 0.29%	Monthly	USD	7	1/27/21	(39)
T-Mobile US, Inc.	LIBOR Minus 0.29%	Monthly	USD	101	1/27/21	(4,799)
T-Mobile US, Inc.	LIBOR Minus 0.25%	Annual	USD	164	1/27/21	(10,321)

						$(33,609)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
FTSE 100 Index 6/21/19*	11.70%	Maturity	GBP	0	**	$(3,698)	$-0-	$(3,698)
Deutsche Bank AG
Nasdaq 100 Stock Index 6/21/19*	19.75	Maturity	USD	0	**	(4,735)	-0-	(4,735)
Nasdaq 100 Stock Index 6/21/19*	19.65	Maturity	USD	0	**	(6,940)	-0-	(6,940)
Russell 2000 Index 6/21/19*	19.10	Maturity	USD	0	**	(2,761)	-0-	(2,761)
Russell 2000 Index 6/21/19*	20.10	Maturity	USD	0	**	(3,198)	-0-	(3,198)
JPMorgan Chase Bank, NA
Nikkei 225 Index 7/12/19*	21.25	Maturity	JPY	52		66,430	-0-	66,430
UBS AG
Nikkei 225 Index 6/14/19*	19.95	Maturity	JPY	24		37,091	-0-	37,091
Buy Contracts
Deutsche Bank AG
FTSE 100 Index 6/21/19*	16.65	Maturity	GBP	0	**	(15,899)	-0-	(15,899)
Nasdaq 100 Stock Index 8/16/19*	21.05	Maturity	USD	0	**	39,750	-0-	39,750
Russell 2000 Index 8/16/19*	20.35	Maturity	USD	0	**	17,013	-0-	17,013
UBS AG
Nikkei 225 Index 7/12/19*	17.69	Maturity	JPY	55		(4,061)	-0-	(4,061)
S&P/ASX 200 Index 7/18/19*	13.19	Maturity	AUD	1		9,652	-0-	9,652

						$128,644	$-0-	$128,644

*	Termination date
**	Notional amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate market value of these securities amounted to $21,165,563 or 11.9% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2019.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of May 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 4.479%, 3/27/24	3/21/19	$162,642	$162,803	0.09%

(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of May 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,328,171 and gross unrealized depreciation of investments was $(8,398,057), resulting in net unrealized appreciation of $4,930,114.

(m)	One contract relates to 1 share.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

ARMs – Adjustable Rate Mortgages

ASX – Australian Stock Exchange

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

DAX – Deutscher Aktien Index (German Stock Index)

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

IBEX – International Business Exchange

LIBOR – London Interbank Offered Rates

MIB – Milano Italia Borsa

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB Conservative Wealth Fund

May 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$13,819,908	$1,468,963	$—	$15,288,871
Financials	6,680,615	3,509,893	—	10,190,508
Health Care	8,595,857	1,491,762	—	10,087,619
Industrials	5,825,118	2,598,809	—	8,423,927
Consumer Discretionary	6,647,641	1,611,583	—	8,259,224
Communication Services	4,199,256	1,765,034	—	5,964,290
Consumer Staples	1,747,081	1,792,729	—	3,539,810
Energy	1,329,785	936,890	—	2,266,675
Real Estate	1,367,334	821,352	—	2,188,686
Materials	1,169,272	756,106	—	1,925,378
Utilities	687,408	699,577	—	1,386,985
Investment Companies	43,308,214	—	—	43,308,214
Governments - Treasuries	—	16,282,179	—	16,282,179
Corporates - Investment Grade	—	11,737,084	188,721	11,925,805
Mortgage Pass-Throughs	—	5,988,586	—	5,988,586
Inflation-Linked Securities	—	5,020,067	—	5,020,067
Covered Bonds	—	2,094,930	—	2,094,930
Collateralized Loan Obligations	—	—	1,990,716	1,990,716
Commercial Mortgage-Backed Securities	—	1,514,610	163,157	1,677,767
Collateralized Mortgage Obligations	—	1,334,325	31,044	1,365,369
Governments - Sovereign Bonds	—	966,676	—	966,676
Asset-Backed Securities	—	520,010	366,414	886,424
Local Governments - Regional Bonds	—	465,030	—	465,030
Supranationals	—	460,456	—	460,456
Local Governments - US Municipal Bonds	—	258,543	—	258,543
Quasi-Sovereigns	—	199,043	—	199,043
Options Purchased - Puts	—	24,723	—	24,723
Short-Term Investments	11,339,700	—	—	11,339,700
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	579,055	—	—	579,055

Total Investments in Securities	107,296,244	64,318,960	2,740,052	174,355,256
Other Financial Instruments(a):
Assets:
Futures	1,113,263	113,890	—	1,227,153
Forward Currency Exchange Contracts	—	1,387,175	—	1,387,175
Centrally Cleared Credit Default Swaps	—	460,134	—	460,134
Centrally Cleared Interest Rate Swaps	—	516,101	—	516,101
Total Return Swaps	—	272,189	—	272,189
Variance Swaps	—	169,936	—	169,936
Liabilities:
Futures	(638,399)	(57,952)	—	(696,351)
Forward Currency Exchange Contracts	—	(1,095,445)	—	(1,095,445)
Currency Options Written	—	(31,958)	—	(31,958)
Centrally Cleared Credit Default Swaps	—	(15,062)	—	(15,062)
Centrally Cleared Interest Rate Swaps	—	(294,170)	—	(294,170)
Credit Default Swaps	—	(1,954)	—	(1,954)
Inflation (CPI) Swaps	—	(53,013)	—	(53,013)
Total Return Swaps	—	(305,798)	—	(305,798)
Variance Swaps	—	(41,292)	—	(41,292)

Total	$107,771,108	$65,341,741	$2,740,052	$175,852,901

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade	Collateralized Loan Obligations	Commercial Mortgage-Backed Securities
Balance as of 8/31/18	$—	$749,998	$9,382
Accrued discounts/(premiums)	62	155	(2)
Realized gain (loss)	—	—	65
Change in unrealized appreciation/depreciation	3,177	(5,843)	2,813
Purchases/Payups	185,482	996,406	160,281
Sales/Paydowns	—	—	(9,382)
Transfers in to Level 3	—	250,000	—
Transfers out of Level 3	—	—	—

Balance as of 5/31/19	$188,721	$1,990,716	$163,157

Net change in unrealized appreciation/depreciation from investments held as of 5/31/19	$3,177	$(5,843)	$2,878

	Collateralized Mortgage Obligations	Asset-Backed Securities	Total
Balance as of 8/31/18	$30,393	$388,628	$1,178,401
Accrued discounts/(premiums)	98	19	332
Realized gain (loss)	—	27	92
Change in unrealized appreciation/depreciation	553	6,355	7,055
Purchases/Payups	—	—	1,342,169
Sales/Paydowns	—	(28,615)	(37,997)
Transfers in to Level 3	—	—	250,000
Transfers out of Level 3	—	—	—

Balance as of 5/31/19	$31,044	$366,414	$2,740,052

Net change in unrealized appreciation/depreciation from investments held as of 5/31/19	$553	$6,355	$7,120

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2019 is as follows:

							Distributions

Affiliated Issuer	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/19 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$20,431	$6,133	$1,282	$(2)	$(2,001)	$23,279	$455	$0
AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio	16,364	0	15,797	(2,087)	1,520	0	0	0
AB High Income Fund, Inc.	20,301	970	1,953	(218)	(334)	18,766	974	0
Government Money Market Portfolio	1,824	64,811	55,295	0	0	11,340	151	0
Government Money Market Portfolio*	385	19,485	19,291	0	0	579	12	0

Total	$59,305	$91,399	$93,618	$(2,307)	$(815)	$53,964	$1,592	$0

*	Investments of cash collateral for securities lending transactions

As of May 31, 2019, all Level 3 securities were priced by third party vendors.